Employee Benefit Plan, Related-Party and Party-in-Interest Transactions (Details) - EBP 31-1537655-010 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 9,139,569,561	$ 7,827,011,545
EBP, Employer, Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 849,461,397	$ 789,270,009
EBP, Employer, Common Stock | EBP, Trustee
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Number of Shares	5,223,276	5,657,850
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 849,461,397	$ 789,270,009
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	343,974,383	348,802,500
Employee Benefit Plan, Mutual Funds, Common Collective Trusts, Cash and Money Market | EBP, Trustee
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 4,623,831,758	$ 4,207,053,556